Quarterly Holdings Report
for
Fidelity SAI Sustainable Municipal Income Fund
April 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
MNI-NPRT1-0622
1.9904938.100
Municipal Bonds - 82.8%
	Principal Amount (a)	Value ($)
Arizona - 4.1%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	220,475
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	185,573
TOTAL ARIZONA		406,048
California - 7.1%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	35,822
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	27,008
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	28,251
Series 2018:
5% 10/1/25	15,000	15,927
5% 10/1/35	5,000	5,391
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	21,612
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	10,915
Series 2020 A, 5% 7/1/40	400,000	450,935
Series 2020 B, 4% 7/1/29	55,000	59,296
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	3,834
Series 2010 C, 0% 7/1/44	100,000	40,215
Univ. of California Revs. Series 2020 BE, 5% 5/15/42	10,000	11,197
TOTAL CALIFORNIA		710,403
Colorado - 1.7%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,372
Colorado Health Facilities Auth.:
Series 2019 A1, 5% 8/1/36	15,000	16,311
Series 2019 A2:
5% 8/1/33	125,000	136,390
5% 8/1/39	10,000	10,832
TOTAL COLORADO		173,905
Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	33,570
Series 2021 B, 4% 6/1/34	10,000	10,434
Series 2021 D, 5% 7/15/28	75,000	84,202
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	27,938
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	133,842
Series A, 5% 5/1/29	15,000	17,002
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	27,202
TOTAL CONNECTICUT		334,190
District Of Columbia - 0.1%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,688
Florida - 5.3%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	32,042
Series 2020 A, 5% 7/1/33	30,000	34,292
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	214,591
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	27,983
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	16,322
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	61,182
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	144,461
TOTAL FLORIDA		530,873
Georgia - 2.3%
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	15,000	16,632
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	102,701
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	111,531
TOTAL GEORGIA		230,864
Illinois - 4.4%
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	16,866
5% 10/1/38	300,000	333,996
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	32,260
Series 2015 A, 5% 10/1/35	5,000	5,341
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	54,909
TOTAL ILLINOIS		443,372
Indiana - 0.5%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,716
Series A, 5% 7/1/28	25,000	28,038
TOTAL INDIANA		44,754
Kentucky - 0.4%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	20,822
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	21,928
TOTAL KENTUCKY		42,750
Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B:
5% 7/1/28	30,000	32,734
5% 7/1/29	10,000	10,885
TOTAL MAINE		43,619
Maryland - 0.7%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	27,330
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	10,701
Series 2020, 5% 10/1/33	10,000	11,513
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	16,702
TOTAL MARYLAND		66,246
Massachusetts - 15.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	51,775
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	235,236
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,315
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	22,625
Series 2015 O1, 4% 7/1/45	50,000	49,087
Series 2018 L, 5% 10/1/33	35,000	37,960
Series 2020 A:
5% 10/15/29	30,000	34,903
5% 10/15/30	25,000	29,486
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	16,381
Series 2017 D, 5% 7/1/27	25,000	27,868
Series 2020 D, 5% 7/1/48	10,000	11,156
Series D, 5% 7/1/45	340,000	381,746
Series E, 5% 11/1/45	375,000	422,693
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,719
5% 8/15/45	100,000	111,669
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	57,280
TOTAL MASSACHUSETTS		1,511,899
Michigan - 6.5%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	16,567
Series 2018, 5% 1/1/29	30,000	33,495
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	475,335
Michigan Fin. Auth. Rev.:
Series 2016:
5% 11/15/26	20,000	21,860
5% 11/15/30	30,000	32,538
5% 11/15/34	15,000	16,216
Series 2022, 5% 12/1/32	25,000	26,946
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,910
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	16,997
TOTAL MICHIGAN		650,864
Minnesota - 0.3%
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	11,470
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,634
TOTAL MINNESOTA		27,104
Nebraska - 1.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	51,086
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	140,761
TOTAL NEBRASKA		191,847
New Jersey - 4.4%
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	107,843
Series 2021 A, 5% 6/15/33	95,000	102,417
Series 2022 A, 4% 6/15/39	50,000	48,607
Series 2022 BB, 5% 6/15/31	130,000	142,539
Series A, 0% 12/15/31	50,000	33,832
TOTAL NEW JERSEY		435,238
New York - 11.2%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	11,264
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	27,431
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A:
5% 9/1/35	10,000	11,297
5% 9/1/38	170,000	190,681
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,631
5% 11/15/29	50,000	53,735
5% 11/15/31	135,000	144,251
Series 2019 C, 5% 11/15/39	70,000	74,046
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	15,000	16,408
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	30,436
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	93,964
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	210,000	238,030
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	98,952
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	104,341
TOTAL NEW YORK		1,116,467
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	27,826
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	116,761
TOTAL NORTH CAROLINA		144,587
Ohio - 0.8%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	10,996
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	22,160
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	27,392
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	16,982
TOTAL OHIO		77,530
Oklahoma - 0.2%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	16,989
Oregon - 0.5%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	16,587
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30 (c)	30,000	33,649
TOTAL OREGON		50,236
Pennsylvania - 0.9%
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	49,092
5% 7/15/28	30,000	32,992
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	11,191
TOTAL PENNSYLVANIA		93,275
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	27,325
Texas - 1.2%
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	21,769
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	16,021
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	16,735
Series 2020 A, 5% 5/15/27	10,000	11,131
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	53,417
TOTAL TEXAS		119,073
Virginia - 1.1%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Prog.) Series 2017 E, 5% 2/1/31	10,000	11,146
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	66,560
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	22,222
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,548
TOTAL VIRGINIA		105,476
Washington - 6.5%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	114,221
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	55,804
Series 2018 C, 5% 8/1/30	30,000	33,280
Series 2018 D, 5% 8/1/33	20,000	22,094
Series 2020 A, 5% 8/1/27	60,000	66,964
Series 2020 C, 5% 2/1/37	10,000	11,283
Series 2021 A, 5% 8/1/43	85,000	95,512
Series 2022 A, 5% 8/1/42	40,000	45,577
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	27,613
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	43,816
Series 2017 A, 4% 7/1/37	130,000	130,775
TOTAL WASHINGTON		646,939
Wisconsin - 0.2%
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26	15,000	16,351
TOTAL MUNICIPAL BONDS (Cost $8,290,766)		8,268,912

Money Market Funds - 18.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.43% (d)(e) (Cost $1,799,996)	1,799,640	1,800,002

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $10,090,762)	10,068,914
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(82,493)
NET ASSETS - 100.0%	9,986,421

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.43%	-	1,800,002	-	62	-	-	1,800,002	0.1%
Total	-	1,800,002	-	62	-	-	1,800,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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